Related party transactions and balances	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related party transactions and balances

10	Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of March 31, 2026 and September 30, 2025:

Name of related parties	Relationship with the Company
Desfran Consulting DMCC	Controlled by the Company’s shareholder, Desmond Foo
Desmond Foo	Company’s shareholder

Due from related party

The Company gave advances to Desfran Consulting DMCC for working capital purposes. The receivable balance due from Desfran Consulting DMCC was $525,967 and $29,733 as of March 31, 2026 and September 30, 2025, respectively. Such balance is interest free, unsecured, and due on demand without an agreement. As of the date of this report, $325,000 of the outstanding balance as of March 31, 2026 has been collected.

Due to related party

As of March 31, 2026, the outstanding balance due to the shareholder Desmond Foo was $23,915, representing certain operating expenses paid by Desmond Foo on behalf of the Company. As of the date of this report, the Company has repaid $8,172 of the outstanding balance as of March 31, 2026.